Discontinued Operations - Consolidation of Captions within Statements of Operation for Loss from Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss from discontinued operations attributable to blow molding business
Loss from discontinued operations	$ (5.1)	$ (6.7)	$ (6.5)
Blow Molding Business | Discontinued Operations, Held-for-sale
Loss from discontinued operations attributable to blow molding business
Net sales	93.5	94.7	80.3
Cost of sales	79.6	80.1	62.9
Selling, general and administrative expenses	15.3	16.9	21.3
Amortization expense	1.8	2.1	2.0
Loss (gain) on currency translation	0.1	(1.6)	0.0
Other expense, net	0.2	1.6	0.9
Operating loss from discontinued operations	(3.5)	(4.4)	(6.8)
Interest expense, net	0.1	0.0	0.1
Pretax loss from discontinued operations	(3.6)	(4.4)	(6.9)
Income tax expense (benefit)	1.5	2.3	(0.4)
Loss from discontinued operations	$ (5.1)	$ (6.7)	$ (6.5)